Derivative financial instruments and hedging activities - Reconciliation of Components of Equity by Hedging Designation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Balance at the end of the year, Cash Flow Hedges Reserve	$ 362	$ 1,828
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Tax on movements on reserves during the period	241	470
Balance at the end of the year, Foreign currency translation reserves	6,612	5,688	$ 2,055
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Foreign exchange denominated debt [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	(684)	(1,768)
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Forward Foreign Exchange Contracts [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	(828)	(159)
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Foreign currency translation differences for foreign operations [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	2,164	5,085
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Reclassification of losses (gains) on foreign currency translation to income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification of losses (gains) on foreign currency translation to income	(160)	(18)
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Reclassification of losses (gains) on net investment hedging activities to income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification of losses (gains) on net investment hedging activities to income	191	23
Cash flow hedges [member] | Cash flow hedge reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Tax on movements on reserves during the period	(249)	(698)
Balance at the end of the year, Cash Flow Hedges Reserve	2,756	2,394	$ 566
Cash flow hedges [member] | Cash flow hedge reserve [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	568	2,241
Cash flow hedges [member] | Cash flow hedge reserve [member] | Foreign exchange risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	(44)	23
Cash flow hedges [member] | Cash flow hedge reserve [member] | Equity price risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	(119)	(1)
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	(377)	(227)
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Foreign exchange risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	37	(17)
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Equity price risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	93	(23)
Cash flow hedges [member] | Cash flow hedge reserve [member] | De-designated hedges [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	$ 453	$ 530